Summary of Significant Accounting Policies - Liability in Respect of Employees Severance Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Severance pay expense	$ 6,439	$ 5,581	$ 4,305
Employer matching contribution, percent of employees' gross pay	6.00%
Defined contribution plan, employer contributions	$ 2,855	$ 2,585	$ 2,043